SIGNIFICANT ACCOUNTING POLICIES - Adoption of ASC 606 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)
ASSETS
Contract assets and service fees receivable, net					¥ 1,238,077	¥ 294,373
Service fees receivable, net					60,997	2,481
Deferred tax assets	$ 13,759		¥ 38,841		94,598	20,301
LIABILITIES
Accrued expenses and other current liabilities	312,077		1,611,029		2,145,689	1,622,610
Deferred tax liabilities	27,225				187,183	54,710
SHAREHOLDERS' EQUITY:
(Accumulated deficit)/Retained earnings	231,532		(450,551)		1,591,896	(241,009)
Revenues	1,104,923	¥ 7,596,896	5,582,189	¥ 4,338,686
Provision for credit losses of contract assets and service fees receivable	(5,564)	(38,254)
Total operating cost	666,855	4,584,956	4,262,097	3,736,654
Gross Profit	438,068	3,011,940	1,320,092	602,032
(Loss)/income before income tax expense	306,818	2,109,528	474,579	(59,681)
Income tax benefit/(expense)	(19,231)	(132,222)	(234,227)	(58,258)
Net (loss)/income	287,587	1,977,306	240,352	(117,939)
Financial service income
SHAREHOLDERS' EQUITY:
Revenues	726,682	4,996,302	3,015,256	1,562,992
Interest and financial services income
SHAREHOLDERS' EQUITY:
Revenues	398,901	2,742,643	2,443,761	1,373,559
Loan facilitation and servicing fees
SHAREHOLDERS' EQUITY:
Revenues	$ 301,915	2,075,817	¥ 378,892	¥ 54,201
ASC 606
Effect of adoption of ASC 606
Cumulative effect recognized on opening balances of retained earnings		209,500
ASC 606 | Loan facilitation and servicing fees
SHAREHOLDERS' EQUITY:
Revenues		826,100
ASC 606 | Amounts without the adoption of ASC 606
ASSETS
Contract assets and service fees receivable, net					132,079
Deferred tax assets					102,737
LIABILITIES
Accrued expenses and other current liabilities					2,110,354
SHAREHOLDERS' EQUITY:
(Accumulated deficit)/Retained earnings					716,555
Revenues		6,770,771
Total operating cost		4,546,702
Gross Profit		2,224,069
(Loss)/income before income tax expense		1,321,657
Income tax benefit/(expense)		(10,150)
Net (loss)/income		1,311,507
ASC 606 | Amounts without the adoption of ASC 606 | Financial service income
SHAREHOLDERS' EQUITY:
Revenues		4,170,177
ASC 606 | Amounts without the adoption of ASC 606 | Interest and financial services income
SHAREHOLDERS' EQUITY:
Revenues		2,732,764
ASC 606 | Amounts without the adoption of ASC 606 | Loan facilitation and servicing fees
SHAREHOLDERS' EQUITY:
Revenues		1,259,571
ASC 606 | Effect of change
ASSETS
Contract assets and service fees receivable, net					1,105,998	294,373
Deferred tax assets					(8,139)	(18,540)
LIABILITIES
Accrued expenses and other current liabilities					35,335	11,581
Deferred tax liabilities					187,183	54,710
SHAREHOLDERS' EQUITY:
(Accumulated deficit)/Retained earnings					¥ 875,341	¥ 209,542
Revenues		826,125
Provision for credit losses of contract assets and service fees receivable		(38,254)
Total operating cost		38,254
Gross Profit		787,871
(Loss)/income before income tax expense		787,871
Income tax benefit/(expense)		(122,072)
Net (loss)/income		665,799
ASC 606 | Effect of change | Financial service income
SHAREHOLDERS' EQUITY:
Revenues		826,125
ASC 606 | Effect of change | Interest and financial services income
SHAREHOLDERS' EQUITY:
Revenues		9,879
ASC 606 | Effect of change | Loan facilitation and servicing fees
SHAREHOLDERS' EQUITY:
Revenues		¥ 816,246